Related Party Transactions (Details) - Schedule of Unearned Franchise Fee - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Unearned franchise fee – current
Unearned franchise fee - current	$ 15,466	$ 21,529
Unearned franchise fee – non-current
Unearned franchise fee – non-current		150,494
Total	15,466	172,023
Zhejiang Jiaxing Nanhu Agent One [Member]
Unearned franchise fee – current
Unearned franchise fee - current	2,050	2,877
Hunan Changsha Yuelu Agent [Member]
Unearned franchise fee – current
Unearned franchise fee - current	2,118	2,945
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,123
Hunan Yueyang Xiangyin Agent [Member]
Unearned franchise fee – current
Unearned franchise fee - current	2,118	2,945
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,123
Hunan Yueyang Yueyang Lou Agent [Member]
Unearned franchise fee – current
Unearned franchise fee - current	2,118	2,945
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,123
Guangdong Zhongshan City Agent [Member]
Unearned franchise fee – current
Unearned franchise fee - current	7,062	9,817
Unearned franchise fee – non-current
Unearned franchise fee – non-current		7,077
Guizhou 320 Automobile Service Co., LTD [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		13,698
Yongkang Yijie Automobile Trading Co., LTD [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		21,004
Ningbo Jinhui Internet Technology Service Co., LTD [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		5,250
Xingtai Wanhua Botian Automobile Trading Co., LTD [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		3,219
Zhejiang Hangzhou Xiaoshan Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,055
Hunan Yueyang Miluo Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,328
Henan Luohe Yancheng Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,740
Guangdong Foshan Shunde Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		4,109
Chongqing Banan Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		1,370
Zhejiang Hangzhou Gongshu Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		798
Jiangsu Jingjiang Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,740
Shanghai Fengxian Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,740
Chengdu municipal level Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		71,230
Zhejiang Jiaxing Nanhu Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		2,397
Hunan Hengyang Agent [Member]
Unearned franchise fee – non-current
Unearned franchise fee – non-current		$ 1,370